DERIVATIVE FINANCIAL INSTRUMENTS 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 14
San Diego Gas and Electric Company and Subsidiary [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	9
Southern California Gas Company [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 1